Cover	May 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity File Number	1-13011
Entity Registrant Name	Comfort Systems USA, Inc.
Entity Central Index Key	0001035983
Entity Tax Identification Number	76-0526487
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	675 Bering Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	830-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false